SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deductible temporary differences, net	$ 974,718	$ 62,000
Loss carryforwards	$ 4,615,303	$ 1,572,261
Expected tax rate	24.60%	25.70%
Total deferred tax assets	$ 1,374,838	$ 419,188
Deferred tax liabilities
Deductible temporary differences, net	$ 989,890	$ 232,958
Expected tax rate	24.60%	25.70%
Total deferred tax liabilities	$ 243,459	$ 59,754
Deferred tax valuation allowance	(1,131,379)	(359,434)
Net deferred tax asset